Consolidated Balance Sheets (Parenthetical) - 10K - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Common Stock, shares authorized (in shares)	250,000,000	250,000,000
Common stock, shares issued (in shares)	525,485	2,909
Common stock, shares outstanding (in shares)	525,485	2,909